SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Total	$ 336,736	$ 2,626,543	$ 1,109,485
Less: accumulated depreciation	(219,069)	(1,708,741)	(535,087)
Property and equipment, net	117,667	917,802	574,398
Office Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Total	232,930	1,816,860	386,790
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 103,806	$ 809,683	$ 722,695